Significant Transactions - Additional information (Detail) - Air Canada New Loyalty Program [member] $ in Millions	3 Months Ended
Jan. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash contribution	$ 200
Additional cash payment	$ 92
New loyalty program term	10 years